INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2018	1,256	351	262	255	44	4,618	6,786

Additions	526	171	—	—	20	—	717
Disposals	(6)	(1)	—	—	—	—	(7)
Amortization charge for the year	(176)	(179)	(74)	(54)	(12)	—	(495)
Impairment	(251)	(48)	—	—	—	(224)	(523)
Transfer	—	2	—	—	(2)	—	—
Translation adjustment	(154)	(32)	(10)	(24)	(10)	(578)	(808)

As of December 31, 2018	1,195	264	178	177	40	3,816	5,670

Adjustment due to IFRS 16	—	—	—	—	(15)	—	(15)
Additions	50	177	—	—	12	—	239
Disposals	—	—	—	—	(2)	—	(2)
Amortization charge for the year	(159)	(155)	(30)	(42)	(8)	—	(394)
Impairment	(3)	—	—	—	—	(54)	(57)
Transfer	—	8	—	—	(8)	—	—
Translation adjustment	17	22	1	7	3	197	247

As of December 31, 2019	1,100	316	149	142	22	3,959	5,688
Cost	2,395	1,157	499	1,716	210	3,959	9,936
Accumulated amortization and impairment	(1,295)	(841)	(350)	(1,574)	(188)		(4,248)

During 2019, there were no material change in estimates related to intangible assets other than the impairment described in Note 11 of US$57 (2018: US$523, 2017: US$51).

During 2019, VEON acquired intangible assets in the amount of US$148 (2018: US$100), which were not yet paid for as of year-end.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU	December 31, 2019	Impairment	Currency translation	December 31, 2018

Russia	2,265	—	247	2,018
Algeria	1,167	—	(9)	1,176
Pakistan	335	—	(36)	371
Kazakhstan	154	—	1	153
Kyrgyzstan	—	(54)	—	54
Uzbekistan	38	—	(6)	44

Total	3,959	(54)	197	3,816

CGU	December 31, 2018	Impairment	Translation adjustment	December 31, 2017

Russia	2,018	—	(416)	2,434
Algeria	1,176	(125)	(39)	1,340
Pakistan	371	—	(97)	468
Kazakhstan	153	—	(24)	177
Kyrgyzstan	54	(74)	—	128
Uzbekistan	44	—	(2)	46
Armenia	—	(25)	—	25

Total	3,816	(224)	(578)	4,618

COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2019	2018

Less than 1 year	77	23
Between 1 and 5 years	5	—

Total commitments	82	23

ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually.
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 11 for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 12 for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Significant estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.